Capital Stock and Warrants: Stock Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions:
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Risk free interest rate:
2012:	0.79% - 2.09%
2011:	1.14% - 2.09%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	95.11% -164.27%
2011:	127.32% - 164.27%

Weighted average remaining life
2012:	3.59 years
2011:	4.52 years